Borrowings, Working Capital Facility (Details) - HSBC Bank Australia Limited [Member] - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 17, 2024
Working capital facility [Abstract]
Maximum borrowing facility		$ 50,000,000
Establishment fee costs	$ 150,000
Restricted cash	$ 50,000,000